Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 0.7	$ 0.1	$ 1.4	$ 0.2